Related Party Transactions - Summary of Related Party Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2018 [1]	Dec. 31, 2017		Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts receivable – affiliate	$ 100,154	$ 110,292	[1],[2]	$ 81,358	[2]
Due to related party	23,769	31,673	[1],[2]	19,027	[2]
Investment in unconsolidated entity	$ 546,428	460,546	[1],[2]	184,562	[2]
EES
Related Party Transaction [Line Items]
Preferred Interest in EES		$ 119,127		$ 123,293

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.